Segment Information	12 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Segment Information

23. SEGMENT INFORMATION

(a) Identification of reportable segments

The Company has identified two reportable segments as reported that is consistent with the internal reporting provided to the chief operating decision maker.

Management considers the business from a geographic perspective and has identified two reportable segments:

Australia: is the home country of the parent entity and the location of the company’s genetic testing and licensing operations.

USA: is the home of Phenogen Sciences Inc. and GeneType Corporation

(b) Geographical segments

The segment information for the reportable segments is as follows:

2020	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	3,160	6,704	9,864
Other income	1,130,881	9,766	1,140,647
Net other gains	190,323	-	190,323
Cost of goods sold	(243,506)	(8,005)	(251,511)
Total segment revenue & other income	1,080,858	8,465	1,089,323

Segment expenses
Depreciation and amortization	(65,148)	-	(65,148)
Finance costs	(1,221)	(13,602)	(14,823)
Share-based payments	14,442	-	14,442
Laboratory and research and development	(2,310,815)	(166,763)	(2,477,578)
General and administrative expenses	(4,046,264)	(12,295)	(4,058,559)
Other operating expenses	(159,009)	(226,793)	(385,802)
Depreciation for right-of-use assets	(200,785)	-	(200,785)
Total segment expenses	(6,768,800)	(419,453)	(7,188,253)

Income tax expenses	-	-	-
Loss for the period	(5,687,942)	(410,988)	(6,098,930)

Total Segment Assets	15,329,955	303,024	15,632,979
Total Segment Liabilities	(2,404,288)	(213,321)	(2,617,609)

2019	Australia	USA	Total
Consolidated entity	$	$	$

Segment revenue & other income
Revenue from contracts with customers	10,579	14,865	25,444
Other income	1,019,711	58	1,019,769
Net other gains	(407,482)	-	(407,482)
Cost of goods sold	(265,492)	(10,775)	(276,267)
Total segment revenue & other income	357,316	4,148	361,464

Segment expenses
Depreciation and amortization	(156,250)	-	(156,250)
Finance costs	(3,884)	(16,147)	(20,031)
Share-based payments	(326,952)	-	(326,952)
Laboratory and research and development	(2,181,469)	(179,293)	(2,360,762)
General and administrative expenses	(3,816,607)	(13,591)	(3,830,198)
Other operating expenses	335,896	(428,771)	(92,875)
Total segment expenses	(6,149,266)	(637,802)	(6,787,068)

Income tax expenses	-	-	-
Loss for the period	(5,791,950)	(633,654)	(6,425,604)

Total Segment Assets	3,190,004	75,001	3,265,005
Total Segment Liabilities	(1,370,508)	(123,291)	(1,493,799)